Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
11.	LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	December 31,
	2023	2024

Operating lease right-of-use assets, net	$1,280	$606

Lease liabilities, current	$748	$544
Lease liabilities, non-current	504	21
Total operating lease liabilities	$1,252	$565

The components of lease expenses were as follows:

	For the years ended December 31,
	2023	2024
Lease cost
Amortization of right-of-use assets	$754	775
Interest of operating lease liabilities	40	41
Total Lease cost	$794	$816

For the years ended December 31, 2023 and 2024, the short-term lease expenses amounted to $150 and $149, respectively.

Other information related to leases where the Group is the lessee is as follows:

	For the years ended December 31,
	2023	2024

Weighted-average remaining lease term	1.11	0.53
Weighted-average discount rate	4.30%	4.24%

As of December 31, 2024, the following is a schedule of future minimum payments under the Group’s operating leases:

For the year ended December 31,	Operating Leases
2025	$554
2026	21
Total lease payments	575
Less: imputed interest	(10)
Total	$565